Unaudited Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating expenses:
Research and development	$ 5,111	$ 2,570	$ 9,004	$ 5,080
General and administrative	1,915	1,372	3,197	2,153
Total operating expenses	7,026	3,942	12,201	7,233
Operating loss	(7,026)	(3,942)	(12,201)	(7,233)
Finance income	33	6	1,005	22
Finance expenses	(495)		(792)	(4)
Net loss before tax	(7,488)	(3,936)	(11,988)	(7,215)
Income tax benefit	669	296	1,076	476
Net loss for the period	(6,819)	(3,640)	(10,912)	(6,739)
Net loss attributable to shareholders of Evaxion Biotech A/S	(6,819)	(3,640)	(10,912)	(6,739)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign operations	(57)	(10)	(28)	(10)
Tax on other comprehensive income	6
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on currency translation to presentation currency	474	109	(284)	(71)
Other comprehensive loss for the period, net of tax	423	99	(312)	(81)
Total comprehensive loss	(6,396)	(3,541)	(11,224)	(6,820)
Total comprehensive loss attributable to shareholders of Evaxion Biotech A/S	$ (6,396)	$ (3,541)	$ (11,224)	$ (6,820)
Loss per share - basic and diluted	$ (0.36)	$ (0.24)	$ (0.59)	$ (0.44)